Schedule of Cash, Cash Equivalents and Short-term Investments (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Cash, Cash Equivalents, and Short-term Investments	$ 2,615,966	$ 2,117,142
Adjusted Cost [Member]
Cash, Cash Equivalents, and Short-term Investments	2,615,959	2,116,467
Unrealized Gains [Member]
Cash, Cash Equivalents, and Short-term Investments	7	675
Fair Value [Member]
Cash, Cash Equivalents, and Short-term Investments	$ 2,615,966	$ 2,117,142